Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000172959
Shareholder Report [Line Items]
Fund Name	LGM Risk Managed Total Return Fund
Trading Symbol	LBETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LGM Risk Managed Total Return Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.LGMCapitalmanagement.com . You can also request this information by contacting us at 1-844-655-9371.
Additional Information Phone Number	1-844-655-9371
Additional Information Website	www.LGMCapitalmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$272	2.62%

Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.62%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	LGM Risk Managed Total Return Fund - Institutional Class	Bloomberg Global Aggregate Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
May-2018	$11,374	$10,166	$11,350
May-2019	$11,264	$10,481	$11,779
May-2020	$10,706	$11,067	$13,292
May-2021	$10,938	$11,561	$18,651
May-2022	$11,199	$10,034	$18,595
May-2023	$11,175	$9,584	$19,138
May-2024	$12,800	$9,659	$24,532
May-2025	$13,360	$10,338	$27,850
May-2026	$14,383	$10,675	$36,144

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (June 12, 2017)
LGM Risk Managed Total Return Fund - Institutional Class	7.66%	5.63%	4.14%
Bloomberg Global Aggregate Index	3.25%	-1.58%	0.73%
S&P 500® Index	29.78%	14.15%	15.41%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-655-9371.

Performance Inception Date	Jun. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,070,186
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 147,402
InvestmentCompanyPortfolioTurnover	426.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,070,186 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$147,402 Portfolio Turnover426%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	61.0%
Fixed Income	5.6%
Equity	33.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	22.6%
State Street SPDR Dow Jones Industrial Average ETF	7.8%
Vanguard Total Bond Market ETF	5.6%
State Street Financial Select Sector SPDR ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.